Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2060 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Freedom Index 2060 Fund - Investor Class
Bar Chart Table:
Annual Return 2015	(1.53%)
Annual Return 2016	9.34%
Annual Return 2017	20.58%
Annual Return 2018	(7.20%)
Annual Return 2019	26.10%
Annual Return 2020	16.40%
Annual Return 2021	15.88%
Annual Return 2022	(18.20%)
Annual Return 2023	19.91%